Formation and Business of the Company - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	9 Months Ended	12 Months Ended	70 Months Ended
	Mar. 31, 2014	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2014	Dec. 31, 2012
Initial Public Offering [Line Items]
Business incorporated date		Dec. 10, 2008	Dec. 10, 2008
Proceeds from issuance of common stock in initial public offering, net of issuance costs	$ 132,100	$ 132,138		$ 132,138
Common stock, shares authorized	50,000,000	50,000,000	15,652,174	50,000,000	6,956,521
Convertible preferred stock, shares authorized	5,000,000	5,000,000	135,816,462	5,000,000	68,905,248
IPO [Member]
Initial Public Offering [Line Items]
Initial public offering shares of common stock issued	6,900,000